CONSOLIDATED CHANGES TO STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders' Deficit Attributable To Organicell	Noncontrolling Interest	Total
Balance at beginning, value at Oct. 31, 2018	$ 436,490	$ 12,853,608	$ (14,547,901)	$ (1,257,803)	$ 42,977	$ (1,214,826)
Balance at beginning, shares at Oct. 31, 2018	436,490,110
Sale of common stock, value	$ 20,352	439,148		459,500		459,500
Sale of common stock, shares	20,352,000
Exchange of debt obligations, value	$ 7,620	196,044		203,664		203,664
Exchange of debt obligations, shares	7,619,695
Stock-based compensation, value	$ 31,675	695,737		727,412		727,412
Stock-based compensation, shares	31,675,000
Acquisition of non-controlling interest, value	$ 6,800	35,199		41,999	(41,999)
Acquisition of non-controlling interest, shares	6,800,000
Net loss			(1,737,321)	(1,737,321)	(978)	(1,738,299)
Balance at end, value at Oct. 31, 2019	$ 502,937	14,219,736	(16,285,222)	(1,562,549)		(1,562,549)
Balance at end, shares at Oct. 31, 2019	502,936,805
Sale of common stock, value	$ 25,300	480,700				506,000
Sale of common stock, shares	25,300,000
Conversion of debt and accrued interest, value	$ 40,000	559,400				599,400
Conversion of debt and accrued interest, shares	40,000,000
Stock-based compensation, value	$ 25,262	767,274				792,536
Stock-based compensation, shares	25,261,808
Net loss			(2,159,404)			(2,159,404)
Balance at end, value at Apr. 30, 2020	$ 593,499	16,027,110	(18,444,626)			(1,824,017)
Balance at end, shares at Apr. 30, 2020	593,498,613
Balance at beginning, value at Oct. 31, 2019	$ 502,937	14,219,736	(16,285,222)	(1,562,549)		(1,562,549)
Balance at beginning, shares at Oct. 31, 2019	502,936,805
Sale of common stock, value	$ 65,454	2,129,867		2,195,321		2,195,321
Sale of common stock, shares	65,454,170
Conversion of debt and accrued interest, value	$ 40,000	559,400		599,400		599,400
Conversion of debt and accrued interest, shares	40,000,000
Exchange of debt obligations, value	$ 160	44,320		44,480		44,480
Exchange of debt obligations, shares	160,000
Stock-based compensation, value	$ 331,392	9,583,107		9,914,499		9,914,499
Stock-based compensation, shares	331,391,808
Net loss			(12,582,967)	(12,582,967)		(12,582,967)
Balance at end, value at Oct. 31, 2020	$ 939,943	26,536,430	(28,868,189)	$ (1,391,816)		(1,391,816)
Balance at end, shares at Oct. 31, 2020	939,942,783
Sale of common stock, value	$ 28,597	1,301,403				1,330,000
Sale of common stock, shares	28,596,912
Exchange of debt obligations, value	$ 500	81,750				82,250
Exchange of debt obligations, shares	500,000
Stock-based compensation, value	$ 126,430	7,724,183				7,850,613
Stock-based compensation, shares	126,430,000
Net loss			(10,389,500)			(10,389,500)
Balance at end, value at Apr. 30, 2021	$ 1,095,470	$ 35,643,766	$ (39,257,689)			$ (2,518,453)
Balance at end, shares at Apr. 30, 2021	1,095,469,695